Lease Liability	6 Months Ended
Jun. 30, 2026
Lease Liability [Abstract]
Lease Liability
12.	Lease Liability

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

Pursuant to the acquisition of First Towers (note 4), part of the net liabilities assumed by the Company consist primarily of ground leases for tower and fiber infrastructure sites in Mexico. As of the acquisition date, First Towers owns and deployed 24 towers and an additional 6 are under construction.

During the year ended December 31, 2025, subsequent to the acquisition, First Towers completed the construction of 6 lease towers, and with this First Towers now have 30 cellular towers deployed. Of the six towers, three were leased and have the following monthly lease payment and terms: MX$6,500 over a period of 10 years, MX$4,000 over a period of 10 years and MX$5,000 over a period of 5 years. The lease for the remaining three towers is still pending and have been deemed as not yet available for use during the six months ended June 30, 2026. All leases contain extension and termination options to provide flexibility in managing the portfolio. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using First Towers’ existing incremental borrowing rate.

The details of the lease liability recognized as at June 30, 2026 are as follows:

Cost:	Office Lease	Tower leases	Total
Balance, December 31, 2024	$–	$–	$–
Additions	272,274	64,653	336,927
Acquisition (note 4)	–	189,096	189,096
Accrued interest	11,564	8,973	20,537
Cash payments	(96,000)	(17,782)	(113,782)
Reclass to Accounts payable	(48,000)	–	(48,000)
Movement in exchange rates	–	11,343	11,343
Balance, December 31, 2025	139,838	256,283	396,121
Accrued interest	3,032	12,495	15,527
Cash payments	(15,007)	(29,519)	(44,526)
Reclass to Accounts payable, net	(56,993)	–	(56,993)
Movement in exchange rates	–	7,414	7,414
Balance, June 30, 2026	$70,870	$246,673	$317,543

	Maturity	Incremental borrowing rates	June 30, 2026	December 31, 2025
Current	2026	0.83% – 5.45%	$118,388	$187,442
Non-current	2035	0.83% – 5.45%	199,155	208,679
			$317,543	$396,121

The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2026:

Years ended December 31:
2026, net of unpaid amounts transferred to Accounts payable	$114,232
2027	53,046
2028	53,046
2029	53,046
2030	53,046
Thereafter	69,172
$395,588